As filed with the Securities and Exchange Commission on August 28, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: October 31
Date of reporting period: July 1, 2018 to June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

NPX Proxy Voting Record

Registrant : Neuberger Berman Income Funds

Fund Name : Neuberger Berman Core Bond Fund

07/01/2018 - 06/30/2019

SSGA Funds
	Ticker	Security ID:	Meeting Date		Meeting Status
	SSTXX	CUSIP 857492706	12/18/2018		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect John R. Costantino	Mgmt	For	For	For
	1.2	Elect Michael A. Jessee	Mgmt	For	For	For
	1.3	Elect Ellen M. Needham	Mgmt	For	For	For
	1.4	Elect Donna M. Rapaccioli	Mgmt	For	For	For

NPX Proxy Voting Record

Registrant : Neuberger Berman Income Funds

Fund Name : Neuberger Berman Core Plus Fund

07/01/2018 - 02/27/2019

SSGA Funds
	Ticker	Security ID:	Meeting Date		Meeting Status
	SSTXX	CUSIP 857492706	12/18/2018		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect John R. Costantino	Mgmt	For	For	For
	1.2	Elect Michael A. Jessee	Mgmt	For	For	For
	1.3	Elect Ellen M. Needham	Mgmt	For	For	For
	1.4	Elect Donna M. Rapaccioli	Mgmt	For	For	For

NPX Proxy Voting Record

Registrant : Neuberger Berman Income Funds

Fund Name : Neuberger Berman Emerging Markets Debt Fund

07/01/2018 - 06/30/2019

SSGA Funds
	Ticker	Security ID:	Meeting Date		Meeting Status
	SSTXX	CUSIP 857492706	12/18/2018		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect John R. Costantino	Mgmt	For	For	For
	1.2	Elect Michael A. Jessee	Mgmt	For	For	For
	1.3	Elect Ellen M. Needham	Mgmt	For	For	For
	1.4	Elect Donna M. Rapaccioli	Mgmt	For	For	For

Neuberger Berman Floating Rate Income Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2018 to June 30, 2019 with respect to which the Fund was entitled to vote

Neuberger Berman High Income Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2018 to June 30, 2019 with respect to which the Fund was entitled to vote.

Neuberger Berman Municipal High Income Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2018 to June 30, 2019 with respect to which the Fund was entitled to vote.

Neuberger Berman Municipal Impact Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2018 to June 30, 2019 with respect to which the Fund was entitled to vote.

Neuberger Berman Municipal Intermediate Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held from July 1, 2018 to June 30, 2019 with respect to which the Fund was entitled to vote.

NPX Proxy Voting Record

Registrant : Neuberger Berman Income Funds

Fund Name : Neuberger Berman Short Duration Bond Fund

07/01/2018 - 06/30/2019

SSGA Funds
	Ticker	Security ID:	Meeting Date		Meeting Status
	SSTXX	CUSIP 857492706	12/18/2018		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect John R. Costantino	Mgmt	For	For	For
	1.2	Elect Michael A. Jessee	Mgmt	For	For	For
	1.3	Elect Ellen M. Needham	Mgmt	For	For	For
	1.4	Elect Donna M. Rapaccioli	Mgmt	For	For	For

NPX Proxy Voting Record

Registrant : Neuberger Berman Income Funds

Fund Name : Neuberger Berman Short Duration High Income Fund

07/01/2018 - 06/30/2019

SSGA Funds
	Ticker	Security ID:	Meeting Date		Meeting Status
	SSTXX	CUSIP 857492706	12/18/2018		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect John R. Costantino	Mgmt	For	For	For
	1.2	Elect Michael A. Jessee	Mgmt	For	For	For
	1.3	Elect Ellen M. Needham	Mgmt	For	For	For
	1.4	Elect Donna M. Rapaccioli	Mgmt	For	For	For

NPX Proxy Voting Record

Registrant : Neuberger Berman Income Funds

Fund Name : Neuberger Berman Strategic Income Fund

07/01/2018 - 06/30/2019

Cumulus Media Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CMLS	CUSIP 231082801	04/30/2019		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Mary G. Berner	Mgmt	For	For	For
	1.2	Elect David M. Baum	Mgmt	For	For	For
	1.3	Elect Matthew C. Blank	Mgmt	For	For	For
	1.4	Elect Thomas H. Castro	Mgmt	For	For	For
	1.5	Elect Joan Gillman	Mgmt	For	For	For
	1.6	Elect Andrew Hobson	Mgmt	For	For	For
	1.7	Elect Brian Kushner	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	Against	Against
	3	Ratification of Auditor	Mgmt	For	For	For

SSGA Funds
	Ticker	Security ID:	Meeting Date		Meeting Status
	SSTXX	CUSIP 857492706	12/18/2018		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect John R. Costantino	Mgmt	For	For	For
	1.2	Elect Michael A. Jessee	Mgmt	For	For	For
	1.3	Elect Ellen M. Needham	Mgmt	For	For	For
	1.4	Elect Donna M. Rapaccioli	Mgmt	For	For	For

NPX Proxy Voting Record

Registrant : Neuberger Berman Income Funds

Fund Name : Neuberger Berman Unconstrained Bond Fund

07/01/2018 - 06/30/2019

SSGA Funds
	Ticker	Security ID:	Meeting Date		Meeting Status
	SSTXX	CUSIP 857492706	12/18/2018		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect John R. Costantino	Mgmt	For	For	For
	1.2	Elect Michael A. Jessee	Mgmt	For	For	For
	1.3	Elect Ellen M. Needham	Mgmt	For	For	For
	1.4	Elect Donna M. Rapaccioli	Mgmt	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 28, 2019